Invested Assets and Investment Income - Fair Value of Invested Assets Not Measured at Fair Value by the Fair Value Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying value
Disclosure of financial assets [line items]
Other equity method investments	$ 9,831	$ 8,237
Other
Disclosure of financial assets [line items]
Leveraged leases	4,300	3,790
Carrying value
Disclosure of financial assets [line items]
Carrying value	42,526	38,890
Carrying value | Short-term securities
Disclosure of financial assets [line items]
Carrying value		1
Carrying value | Mortgages
Disclosure of financial assets [line items]
Carrying value	24,416	22,893
Carrying value | Loans to Bank clients
Disclosure of financial assets [line items]
Carrying value	2,310	2,436
Carrying value | Real estate - own use property
Disclosure of financial assets [line items]
Carrying value	174	161
Carrying value | Public bonds held at amortized cost
Disclosure of financial assets [line items]
Carrying value	1,495	1,372
Carrying value | Other invested assets
Disclosure of financial assets [line items]
Carrying value	14,131	12,027
Total fair value
Disclosure of financial assets [line items]
Total fair value	43,514	39,384
Total fair value | Short-term securities
Disclosure of financial assets [line items]
Total fair value		1
Total fair value | Mortgages
Disclosure of financial assets [line items]
Total fair value	24,781	22,782
Total fair value | Loans to Bank clients
Disclosure of financial assets [line items]
Total fair value	2,285	2,411
Total fair value | Real estate - own use property
Disclosure of financial assets [line items]
Total fair value	298	286
Total fair value | Public bonds held at amortized cost
Disclosure of financial assets [line items]
Total fair value	1,007	998
Total fair value | Other invested assets
Disclosure of financial assets [line items]
Total fair value	15,143	12,906
Level 1
Disclosure of financial assets [line items]
Total fair value	542	240
Level 1 | Short-term securities
Disclosure of financial assets [line items]
Total fair value		0
Level 1 | Mortgages
Disclosure of financial assets [line items]
Total fair value	0	0
Level 1 | Loans to Bank clients
Disclosure of financial assets [line items]
Total fair value	0	0
Level 1 | Real estate - own use property
Disclosure of financial assets [line items]
Total fair value	0	0
Level 1 | Public bonds held at amortized cost
Disclosure of financial assets [line items]
Total fair value	0	0
Level 1 | Other invested assets
Disclosure of financial assets [line items]
Total fair value	542	240
Level 2
Disclosure of financial assets [line items]
Total fair value	3,292	3,410
Level 2 | Short-term securities
Disclosure of financial assets [line items]
Total fair value		1
Level 2 | Mortgages
Disclosure of financial assets [line items]
Total fair value	0	0
Level 2 | Loans to Bank clients
Disclosure of financial assets [line items]
Total fair value	2,285	2,411
Level 2 | Real estate - own use property
Disclosure of financial assets [line items]
Total fair value	0	0
Level 2 | Public bonds held at amortized cost
Disclosure of financial assets [line items]
Total fair value	1,007	998
Level 2 | Other invested assets
Disclosure of financial assets [line items]
Total fair value	0	0
Level 3
Disclosure of financial assets [line items]
Total fair value	39,680	35,734
Level 3 | Short-term securities
Disclosure of financial assets [line items]
Total fair value		0
Level 3 | Mortgages
Disclosure of financial assets [line items]
Total fair value	24,781	22,782
Level 3 | Loans to Bank clients
Disclosure of financial assets [line items]
Total fair value	0	0
Level 3 | Real estate - own use property
Disclosure of financial assets [line items]
Total fair value	298	286
Level 3 | Public bonds held at amortized cost
Disclosure of financial assets [line items]
Total fair value	0	0
Level 3 | Other invested assets
Disclosure of financial assets [line items]
Total fair value	$ 14,601	$ 12,666